Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PERPETUAL AMERICAS FUNDS TRUST
(Formerly, “JOHCM Funds Trust”)
Supplement dated April 5, 2024 to the
Statutory Prospectus for Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares of
Perpetual Americas Funds Trust
dated February 1, 2024 (as supplemented thereafter)
Disclosure Relating to JOHCM Emerging Markets Discovery Fund
(For purposes of this section, the “Fund”)
Effective April 1, 2024, within the “FUND SUMMARY” relating to the Fund, the “Annual Fund Operating Expenses” and “Example” tables are restated as follows:

	Institutional Shares	Advisor Shares	Investor Shares	Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%	1.05%
Distribution (Rule 12b‑1) Fees	None	0.10%	0.25%	None
Other Expenses	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.62%	1.72%	1.87%	1.62%
Fee Waivers and Reimbursements[1]	-0.38%	-0.38%	-0.38%	-0.38%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.24%	1.34%	1.49%	1.24%

1
The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.24%, 1.34%, 1.49%, and 1.24% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

	1 year	3 years	5 years	10 years
Institutional Shares	$126	$474	$846	$1,890
Advisor Shares	$136	$505	$898	$1,999
Investor Shares	$152	$551	$976	$2,159
Class Z Shares	$126	$474	$846	$1,890

JOHCM Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PERPETUAL AMERICAS FUNDS TRUST
(Formerly, “JOHCM Funds Trust”)
Supplement dated April 5, 2024 to the
Statutory Prospectus for Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares of
Perpetual Americas Funds Trust
dated February 1, 2024 (as supplemented thereafter)
Disclosure Relating to JOHCM Emerging Markets Discovery Fund
(For purposes of this section, the “Fund”)
Effective April 1, 2024, within the “FUND SUMMARY” relating to the Fund, the “Annual Fund Operating Expenses” and “Example” tables are restated as follows:

	Institutional Shares	Advisor Shares	Investor Shares	Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%	1.05%
Distribution (Rule 12b‑1) Fees	None	0.10%	0.25%	None
Other Expenses	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.62%	1.72%	1.87%	1.62%
Fee Waivers and Reimbursements[1]	-0.38%	-0.38%	-0.38%	-0.38%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.24%	1.34%	1.49%	1.24%

1
The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.24%, 1.34%, 1.49%, and 1.24% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

	1 year	3 years	5 years	10 years
Institutional Shares	$126	$474	$846	$1,890
Advisor Shares	$136	$505	$898	$1,999
Investor Shares	$152	$551	$976	$2,159
Class Z Shares	$126	$474	$846	$1,890

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
JOHCM Emerging Markets Discovery Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 126
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	846
10 years	rr_ExpenseExampleYear10	$ 1,890
JOHCM Emerging Markets Discovery Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	$ 136
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	898
10 years	rr_ExpenseExampleYear10	$ 1,999
JOHCM Emerging Markets Discovery Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.49%
1 year	rr_ExpenseExampleYear01	$ 152
3 years	rr_ExpenseExampleYear03	551
5 years	rr_ExpenseExampleYear05	976
10 years	rr_ExpenseExampleYear10	$ 2,159
JOHCM Emerging Markets Discovery Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 126
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	846
10 years	rr_ExpenseExampleYear10	$ 1,890

[1]	The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.24%, 1.34%, 1.49%, and 1.24% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.